TRADEMARK AND PATENTS	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 3 - TRADEMARK AND PATENTS

Trademark and patents consist of the following as of December 31, 2016 and 2015:

	2016	2015
Patent costs	$415,251	$383,997
Trademark	770	770
	416,021	384,767
Accumulated amortization	(264,577)	(208,681)
Trademark and patents, net	$151,444	$176,086

Amortization expense for the years ended December 31, 2016 and 2015 was $55,896 and $53,027, respectively. The future amortization as of December 31, 2016, is as follows: 2017-$51,331; 2018-$38,750; 2019-$25,086; 2020-$17,543; 2021-$10,297 and thereafter-$8,437.